Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party Transactions [Abstract]
Schedule of Major Related Parties that Transacted with the Group

Major related parties that transacted with the Group and their respective relationship to the Group listed as below:

Names of the related parties	Relationship with the Group
Hangzhou Youyue Travel Technology Co., Ltd. (“Hangzhou Youyue”)	An affiliate of Bingyi Zhao
Shanghai Youzhang Commerical Information Consulting Partnership (Limited Partnership) (“Shanghai Youzhang”)	An affiliate of Jia Li
Ningbo Youheng Automobile Service Co., Ltd. (“Ningbo Youheng Automobile”	An affiliate of Jia Li
Zhejiang Youxiaodian Automobile Service Co., Ltd. (“Zhejiang Youxiaodian”)	An affiliate of Jia Li
Qingshan Wei	Controlling shareholder of U Power Limited
Youjia Technology (Shanghai) Co., Ltd. (“Youjia Technology”)	An affiliate of Jia Li
Shanghai Youpinsuoer New Energy Technology Co., Ltd. (“Shanghai Youpinsuoer”)	An affiliate of Jia Li
Jia Li	Controlling shareholder, Director and CEO of U Power Limited
Bingyi Zhao	Director and Chief Financial Officer of U Power Limited
Shandong Youyidian Automobile Technology Co., Ltd. (“Shandong Youyidian”)	An affiliate of Jia Li
Youche Jingpin E-commerce (Shanghai) Co., Ltd. (“Youche Jingpin”)	An affiliate of Jia Li
Shanghai Youcang Business Consulting Partnership (Limited Partnership) (“Shanghai Youcang”)	An affiliate of Jia Li
Nanmu (Shanghai) Financial Leasing Co., Ltd(“Nanmu”)	An affiliate of Jia Li
Ke Li	Director of U Power Limited
Amounts due from related parties
	As of December 31,
	2023	2024
	RMB	RMB	US$
Nanmu (Shanghai) Financial Leasing Co., Ltd	-	20,001	2,740
Jia Li	-	583	80
Ke Li	-	438	60
Youche Jingpi	20	-	-
Shanghai Youcang	111	100	14
Bingyi Zhao	11	535	73
	142	21,657	2,967
Amounts due to related parties
	As of December 31,
	2023	2024
	RMB	RMB	US$
Li Ke	4,170	3,020	414
Jia Li	582	-	-
Bingyi Zhao	673	219	30
Hangzhou Youyue	6	-	-
	5,431	3,239	444